Finance Lease Liabilities (Details) - USD ($)		12 Months Ended
	Sep. 11, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Finance Lease Liabilities [Abstract]
The rate of financial lease liability interest	4.90%
Amortization expense of financial lease right-of-use assets		$ 181,610	$ 170,714
Interest expense for financial lease		$ 25,509	$ 26,447	$ 22,021
Date of maturity of financial lease agreement	Dec. 31, 2027